Debt and Credit Agreements - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 15, 2016
Debt Instrument [Line Items]
Long-term debt	CAD 10,671,000,000
Issuance of long-term debt under MTN Program	2,300,000,000	CAD 350,000,000
Great Lakes Power Transmission LP [Member]
Debt Instrument [Line Items]
Long-term debt	184,000,000
Medium-Term Note [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity	CAD 1,200,000,000
Remaining available for issuance period	2018-01
Issuance of long-term debt under MTN Program	CAD 2,300,000,000	350,000,000
MTN loan repaid and redeemed	502,000,000	550,000,000
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt	10,523,000,000	CAD 8,723,000,000
Medium Term Note Program [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt	3,500,000,000
Revolving Stand By Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			CAD 1,500,000,000
Three Year Senior Revolving Term Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			800,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	2,300,000,000		CAD 2,300,000,000
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	CAD 1,500,000,000
Maturities days of commercial paper	365 days